SHARE CAPITAL - REGISTERED, ISSUED AND FULLY PAID (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2000	Jul. 25, 2000	Feb. 25, 2000
Disclosure of classes of share capital [line items]
Par value per share				¥ 1.00	¥ 1.00
Particulars of issued and paid up capital	¥ 121,071	¥ 121,071
A shares
Disclosure of classes of share capital [line items]
Number of shares registered, issued and fully paid	95,557,771,046	95,557,771,046
Par value per share	¥ 1.00	¥ 1.00
Particulars of issued and paid up capital	¥ 95,558	¥ 95,558
H shares
Disclosure of classes of share capital [line items]
Number of shares registered, issued and fully paid	25,513,438,600	25,513,438,600
Par value per share	¥ 1.00	¥ 1.00	¥ 1.00
Particulars of issued and paid up capital	¥ 25,513	¥ 25,513